Share-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Performance Shares And Restricted Awards [Member]
Summary of Share-Based Payment Award Valuation Assumptions

The following table sets forth the significant assumptions used for the performance-based awards granted during the three months ended June 30, 2020:

June 12, 2020 Grant Date
Risk-free interest rate	0.75%
Expected volatility	40.00%
Expected term (in years)	0.50
Expected dividend yield	0.00%

Service Based Stock Options And Restricted Stock Awards [Member]
Summary of Share-Based Payment Award Valuation Assumptions

The following table sets forth the significant assumptions used for the service-based awards granted during the three months ended June 30, 2020:

June 12, 2020 Grant Date
Risk-free interest rate	0.47% - 0.56%
Expected volatility	35.00%
Expected term (in years)	6.25 - 7.00
Expected dividend yield	0.00%

Performance Shares [Member]
Summary of Share-Based Compensation Stock Options Activity

The following table summarizes the performance-based stock option activity for the three months ended June 30, 2020:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contract Term	Weighted Average Intrinsic Value
			(in years)	(in thousands)
Outstanding at October 1, 2019	—	$—	—	$—
Granted	1,706,098	23.00	10	14,372
Exercised	—	—	—	—
Cancelled/Forfeited	—	—	—	—
Expired	—	—	—	—

Outstanding at June 30, 2020	1,706,098	23.00	10	14,372

Vested and exercisable at June 30, 2020	—	—	—	—

Service Based Stock Option Activity [Member]
Summary of Share-Based Compensation Stock Options Activity

The following table summarizes the service-based stock option activity for the three months ended June 30, 2020:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contract Term	Weighted Average Intrinsic Value
			(in years)	(in thousands)
Outstanding at October 1, 2019	—	$—	—	$—
Granted	3,388,557	23.00	10	39,510
Exercised	—	—	—	—
Cancelled/Forfeited	—	—	—	—
Expired	—	—	—	—

Outstanding at June 30, 2020	3,388,557	23.00	10	39,510

Vested and exercisable at June 30, 2020	928,648	23.00	10	7,294

Performance Based Restricted Stock [Member]
Summary of Non-Vested Restricted Stock Activity

A summary of the performance-based restricted stock awards activity during the three months ended June 30, 2020 was as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
		(in thousands)
Outstanding and unvested at October 1, 2019	—	$—
Granted	3,884,602	89,032
Vested	—	—
Forfeited	—	—

Outstanding and unvested at June 30, 2020	3,884,602	89,032

Service Based Restricted Stock [Member]
Summary of Non-Vested Restricted Stock Activity

A summary of the service-based restricted stock awards activity during the three months ended June 30, 2020 was as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
		(in thousands)
Outstanding and unvested at October 1, 2019	—	$—
Granted	1,647,428	5,571
Vested	53,132	147
Forfeited	—	—

Outstanding and unvested at June 30, 2020	1,594,296	5,424

Time Based Vested Awards [Member]
Summary of Share-Based Payment Award Valuation Assumptions

The estimated grant date fair values of a time vested Profits Interests granted during 2019 and 2018, and the assumptions used for the Black-Scholes fair value model were as follows:

	2019	2018
Estimated weighted average grant date fair value per Profits Interests granted	$399	$ 448
Assumptions:
Risk-free interest rate	1.75 – 2.81%	0.88 – 2.81%
Expected term	2 years	2 – 3 years
Expected volatility	45.00% – 50.00%	45.00% – 55.00%
Dividend yield	0.00%	0.00%

Summary of Share-Based Compensation Stock Options Activity

Information on time vested Profit Interests activity is as follows:

	Number of Profits Interests	Weighted Average Grant Date Fair Value per Profit Interest
Balance as of September 30, 2017	24,911	$476
Granted	11,288	448
Redeemed	(660)	498
Forfeited	(915)	478
Expired	—	—

Balance as of September 30, 2018	34,624	$466

Granted	5,753	399
Redeemed	(35)	481
Forfeited	(2,913)	448
Expired	—	—

Balance as of September 30, 2019	37,429	$457

Vested Profits Interests as of September 30, 2019	17,905
Vested Profits Interests as of September 30, 2018	10,966

Performance Based Vested Awards [Member]
Summary of Share-Based Payment Award Valuation Assumptions

The estimated fair values of performance vested Profits Interests granted and the assumptions used for the option pricing model were as follows:

	Tranche 1 2019	Tranche 2 2019	Tranche 1 2018	Tranche 2 2018
Estimated weighted average grant date fair value per Profits Interest granted	$389	$309	$396	$313
Assumptions:
Risk-free interest rate	1.75% – 2.81%	1.75% – 2.81%	0.88% – 2.81%	0.88% – 2.81%
Expected term	2 years	2 years	2 – 3 years	2 – 3 years
Expected volatility	45.00% – 50.00%	45.00% – 50.00%	45.00% – 55.00%	45.00% – 55.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%

Summary of Share-Based Compensation Stock Options Activity

Information on performance vested Profits Interests activity is as follows:

	Tranche 1		Tranche 2
	Number of Interests	Weighted Average Grant Date Fair Value per Profit Interest	Number of Interests	Weighted Average Grant Date Fair Value per Profit Interest
Balance as of September 30, 2017	10,703	$354	10,703	$286
Granted	5,644	396	5,644	313
Redeemed	—		—
Forfeited	(788)	313	(788)	265
Expired	—		—

Balance as of September 30, 2018	15,559	371	15,559	296

Granted	2,876	389	2,876	309
Redeemed	—		—
Forfeited	(2,271)	381	(2,271)	301
Expired	—		—

Balance as of September 30, 2019	16,164	$373	16,164	$298